Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Other comprehensive income (loss), pre tax amount:
Foreign currency translation adjustments, pre tax amount	$ 12.4	$ (0.5)	$ (3.9)
Cash flow hedges, pre tax amount:
Unrealized (loss) gain, pre tax amount	(33.0)	(10.4)	49.7
Reclassification adjustment for losses (gains) to net income, pre tax amount	11.1	(22.4)	(24.6)
Pension plan, pre tax amount:
Actuarial gain (loss), pre tax amount	0.2	6.2	(10.8)
Reclassification adjustment to net income for amortization of actuarial loss, pre tax amount	2.3	3.2	2.6
Prior service (benefit) costs, pre tax amount	(0.9)	(1.1)	7.5
Reclassification adjustment to net income for amortization of prior service credits, pre tax amount	(1.5)	(1.6)	(1.0)
Total other comprehensive (loss) income, pre tax amount	(9.4)	(26.6)	19.5
Other comprehensive income (loss), tax (expense) benefit:
Foreign currency translation adjustments, tax (expense) benefit
Cash flow hedges,tax (expense) benefit:
Unrealized (loss) gain, tax (expense) benefit	11.0	3.7	(17.5)
Reclassification adjustment for losses (gains) to net income, tax (expense) benefit	(4.4)	8.0	8.6
Pension plan,tax (expense) benefit:
Actuarial gain (loss), tax (expense) benefit		(1.5)	3.5
Reclassification adjustment to net income for amortization of actuarial loss, tax (expense) benefit	(0.6)	(0.8)	(0.8)
Prior service (benefit) costs, tax (expense) benefit	0.2	0.3	(2.0)
Reclassification adjustment to net income for amortization of prior service credits, tax (expense) benefit	0.4	0.4	0.3
Total other comprehensive (loss) income, tax (expense) benefit	6.6	10.1	(7.9)
Net income	368.0	359.9	324.4
After-tax amount, Other comprehensive income (loss):
After-tax amount, Foreign currency translation adjustments	12.4	(0.5)	(3.9)
After-tax amount, Cash flow hedges:
After-tax amount, Unrealized (loss) gain	(22.0)	(6.7)	32.2
(Gains) losses on cash flow hedges reclassification, net of tax	6.7	(14.4)	(16.0)
After-tax amount, Pension plan:
After-tax amount, Actuarial gain (loss)	0.2	4.7	(7.3)
After-tax amount, Reclassification adjustment to net income for amortization of actuarial loss	1.7	2.4	1.8
After-tax amount, Prior service (benefit) costs	(0.7)	(0.8)	5.5
After-tax amount, Reclassification adjustment to net income for amortization of prior service credits	(1.1)	(1.2)	(0.7)
After-tax amount, Total other comprehensive (loss) income	(2.8)	(16.5)	11.6
Total comprehensive income	$ 365.2	$ 343.4	$ 336.0